Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consist of the following:

(in thousands)	September 30, 2017	December 31, 2016
Clinical trial expenses	$1,410	$1,365
Compensation, excluding taxes	1,132	933
Professional fees	448	286
Short-term portion of lease restructuring	221	216
Other[1]	544	607

Total accrued expenses	$3,755	$3,407

1	Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at September 30, 2017 and December 31, 2016.

Current accrued expenses include the following:

	December 31,	December 31,
(in thousands)	2016	2015
Clinical trial expenses	$1,365	$692
Compensation, excluding taxes	933	391
Professional fees	286	220
Short-term portion of lease restructuring	216	219
Other	607	721

Total accrued expenses	$3,407	$2,243